Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Owned Assets (a)	Right-of-use assets (c)	Total
Net book value at December 31, 2024	$3,501,683	$695,826	$4,197,509
Net book value at December 31, 2023	$3,654,475	$757,293	$4,411,768

	Buildings, plant installations and machinery	Plants Under Construction[1]	Ocean vessels	Other	TOTAL
Cost at January 1, 2024	$4,880,207	$1,355,497	$240,723	$128,663	$6,605,090
Additions	97,439	123,881	2,013	1,807	225,140
Disposals and other	(91,338)	(8,266)	(277)	(550)	(100,431)
Transfers	1,471,112	(1,471,112)	—	—	—
Cost at December 31, 2024	6,357,420	—	242,459	129,920	6,729,799
Accumulated depreciation at January 1, 2024	2,794,702	—	61,390	94,523	2,950,615
Depreciation	236,398	—	11,829	2,090	250,317
Asset impairment charge (b)	124,788	—	—	—	124,788
Disposals and other	(96,828)	—	—	(776)	(97,604)
Accumulated depreciation at December 31, 2024	3,059,060	—	73,219	95,837	3,228,116
Net book value at December 31, 2024	$3,298,360	$—	$169,240	$34,083	$3,501,683
[1] Geismar 3 completed its commercial performance tests and reached the use intended by management in 2024. As a result, it was transferred to Buildings, Plant Installations & Machinery during the year. Included in the final cost of the Geismar 3 plant is $201 million (2023: $150 million) of capitalized interest and finance charges.

	Buildings, plant installations and machinery	Plants under construction	Ocean vessels	Other	TOTAL
Cost at January 1, 2023	$5,000,999	$1,001,888	$240,867	$140,081	$6,383,835
Additions	174,058	353,609	253	4,153	532,073
Disposals and other	(294,850)	—	(397)	(15,571)	(310,818)
Cost at December 31, 2023	4,880,207	1,355,497	240,723	128,663	6,605,090
Accumulated depreciation at January 1, 2023	2,827,870	—	49,310	107,850	2,985,030
Depreciation	248,783	—	12,080	2,153	263,016
Disposals and other	(281,951)	—	—	(15,480)	(297,431)
Accumulated depreciation at December 31, 2023	2,794,702	—	61,390	94,523	2,950,615
Net book value at December 31, 2023	$2,085,505	$1,355,497	$179,333	$34,140	$3,654,475

Schedule of changes on actual and expected depreciation expense
Based on natural gas feedstock availability and the completion of Geismar 3, the Company has extended the useful lives of the Chile facilities and Geismar 1 and 2. The effect of these changes on actual and expected depreciation expense was as follows.

	2024	2025	2026	2027	2028	Later
(Decrease) increase in depreciation expense	$(9,691)	$(61,099)	$(10,193)	$(10,985)	$(13,363)	$105,331

Schedule of level 3 inputs and the sensitivities of the fair value
The following table presents the Level 3 inputs and the sensitivities of the fair value less costs of disposal model to changes in these inputs:

Sensitivities
Valuation input	Input value or range	Change in input	Resulting change in valuation
Methanol price forecast	$317 - $365 per MT	+/- $25 per MT	$+24/-27 million
Natural gas availability	Annual estimates based on third party forecasts	+/-10%	$+19/-21 million
Discount rate (after-tax)	9%	+/- 1%	$+/-2 million

Schedule of right-of-use assets

	Ocean vessels	Terminals and tanks	Other	TOTAL
Cost at January 1, 2024	$910,721	$332,441	$58,621	$1,301,783
Additions	40,055	46,029	4,721	90,805
Disposals and other	(15,607)	(11,921)	(4,980)	(32,508)
Cost at December 31, 2024	935,169	366,549	58,362	1,360,080
Accumulated depreciation at January 1, 2024	314,324	196,303	33,863	544,490
Depreciation	107,690	38,011	6,364	152,065
Disposals and other	(15,607)	(11,743)	(4,951)	(32,301)
Accumulated depreciation at December 31, 2024	406,407	222,571	35,276	664,254
Net book value at December 31, 2024	$528,762	$143,978	$23,086	$695,826

	Ocean vessels	Terminals and tanks	Other	TOTAL
Cost at January 1, 2023	$846,977	$286,036	$68,701	$1,201,714
Additions	83,333	52,909	5,951	142,193
Disposals and other	(19,589)	(6,504)	(16,031)	(42,124)
Cost at December 31, 2023	910,721	332,441	58,621	1,301,783
Accumulated depreciation at January 1, 2023	245,873	160,163	39,200	445,236
Depreciation	88,040	36,140	6,583	130,763
Disposals and other	(19,589)	—	(11,920)	(31,509)
Accumulated depreciation at December 31, 2023	314,324	196,303	33,863	544,490
Net book value at December 31, 2023	$596,397	$136,138	$24,758	$757,293